Investment Strategy	Mar. 31, 2025
WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to companies that conduct their Primary Business Activities in the U.S., are listed on a U.S. stock market, and pay regular cash dividends. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 5%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to companies with the highest dividend yields selected from the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $200 million; and (iii) have a median daily dollar trading volume of at least $200,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at the lesser of 25% or three times their weight in a market capitalization version of the initial universe of eligible securities prior to the final selection of highest dividend yielding companies. The weight of constituents exposed to the real estate sector is capped at 5%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Consumer Staples, Financials, and Health Care Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of U.S. equities that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”). AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a U.S.-based stock exchange, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average six months aggregate daily trading volume of 250,000 shares.

The AI model seeks to enhance the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiments, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those companies it believes have the opportunity to outperform the broad U.S. equity market, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules and regulations. Between AI model updates, the Fund’s portfolio may temporarily include securities of companies that no longer meet the AI model’s investment criteria.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are organized in the U.S., maintain a principal place of business in the U.S., or are traded principally on a U.S. exchange. As of June 30, 2025, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the large-capitalization segment of the U.S. dividend-paying market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market. As of June 30, 2025, the Index had a market capitalization range from $3.3 billion to $3.8 trillion, with an average market capitalization of $131.9 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the mid-capitalization segment of the U.S. dividend-paying market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $891.9 million to $23.3 billion, with an average market capitalization of $8.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the small-capitalization segment of the U.S. dividend-paying market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $71.5 million to $6.3 billion, with an average market capitalization of $1.4 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in U.S. equity securities that provide a high “total shareholder yield” and exhibit favorable quality characteristics that demonstrate a company's profitability, such as strong returns on equity (ROE) and/or returns on assets (ROA). The Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), using a disciplined model-based process focused on a long-term approach to investing, seeks to identify approximately 100-200 companies with a high total shareholder yield, comprising return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”), while also displaying favorable quality characteristics. WisdomTree Asset Management believes screening equity securities by quality measures such as ROE and ROA can improve the Fund returns relative to traditional value oriented investment strategies that focus exclusively on total shareholder yield, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund invests primarily in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. The Fund generally expects to invest in large- and mid-capitalization companies and may invest in any sector. As of June 30, 2025, companies in the Financials Sector comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to 100 U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors: growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 50% weight in its earnings growth forecast, a 25% weight in its trailing five-year EBITDA (i.e., earnings before interest, taxes, depreciation and amortization) growth, and a 25% weight in its trailing five-year sales growth. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and trailing three-year return on assets. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its Primary Business Activities in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual rebalance, the weight of any individual security is capped at 15%.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology, Consumer Discretionary, and Communication Services Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a mid-cap company, identified in accordance with the Index Provider’s (as defined below) market-capitalization selection parameters, that is incorporated and headquartered in the United States. The Index Provider’s market-capitalization selection parameters generally provide that the Index will be composed of the top scoring 30% of companies that comprise the top 60% of the remaining eligible U.S. Quality Growth Index family constituent universe after the exclusion of the 500 largest companies by market capitalization.

Additional detail about the Index’s constituent eligibility criteria is included under the “Additional Information About the Fund’s Investment Strategies” section of the Prospectus. From the initial selection universe, the Index selects U.S. companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 40% trailing three-year sales growth, 40% trailing three-year earnings growth, and 20% earnings growth forecast. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and its trailing three-year return on assets. Companies are ranked based on the Composite Score with the top 30% of companies selected for inclusion in the Index. The selected companies are weighted within the Index using a market capitalization weighting. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its Primary Business Activities in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. For the Index, Primary Business Activities generally is determined based on the country of organization or incorporation and the country in which a company’s headquarters is located, but may also consider the country to which a company has the greatest risk exposure and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual reconstitution and rebalance, the weight of any individual constituent is capped at 5%. As of June 30, 2025, the Index had a market capitalization range from $4.7 billion to $17.2 billion, with an average market capitalization of $8.8 billion. The Index is expected to consist of between 100 and 200 constituent companies.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a small-cap company, identified in accordance with the Index Provider’s (as defined below) market-capitalization selection parameters, that is incorporated and headquartered in the United States. The Index Provider’s market-capitalization selection parameters generally provide that the Index will be composed of the top scoring 30% of companies that comprise the bottom 40% of the remaining eligible U.S. Quality Growth Index family constituent universe after the exclusion of the 500 largest companies by market capitalization.

Additional detail about the Index’s constituent eligibility criteria is included under the “Additional Information About the Fund’s Investment Strategies” section of the Prospectus. From the initial selection universe, the Index selects U.S. companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 40% trailing three-year sales growth, 40% trailing three-year earnings growth, and 20% earnings growth forecast. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and its trailing three-year return on assets. Companies are ranked based on the Composite Score with the top 30% of companies selected for inclusion in the Index. The selected companies are weighted within the Index using a market capitalization weighting. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its Primary Business Activities in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. For the Index, Primary Business Activities generally is determined based on the country of organization or incorporation and the country in which a company’s headquarters is located, but may also consider the country to which a company has the greatest risk exposure and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual rebalance, the weight of any individual constituent is capped at 5%. As of June 30, 2025, the Index had a market capitalization range from $83.4 million to $12.7 billion, with an average market capitalization of $2.1 billion. The Index is expected to consist of between 300 and 500 constituent companies.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to dividend-paying U.S. common stocks with growth characteristics. The Index is based on a rulesbased methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee.

The Index is comprised of the 200 companies in the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, with the highest composite score based on two fundamental factors: growth and quality, which are equally weighted. The quality factor is determined by a company’s ranking based on a 50% weight to each of its historical three-year average return on equity and its historical three-year average return on assets. The growth factor is determined by a company’s ranking based on a 50% weight in its median analyst earnings growth forecast, a 25% weight in its trailing five-year earnings growth, and a 25% weight in its trailing five-year sales growth. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $2 billion; (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual rebalance date, the maximum weight of any security in the Index is capped at 8% and the Index caps the weight of constituents exposed to a single sector (except for the information technology and real estate sectors) at the lesser of 20% or two times their weight in a market capitalization version of the initial universe of eligible securities prior to the final selection of 200 companies. The weight of constituents exposed to each of the information technology and real estate sectors is capped at 30% and 10%, respectively. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the small-capitalization segment of dividend-paying U.S. common stocks with growth characteristics. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. The starting screening universe for the Index is the constituents of the WisdomTree U.S. SmallCap Dividend Index, which consists of the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies that conduct their Primary Business Activities in the U.S. and are listed on a U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $74.3 million to $6.3 billion, with an average market capitalization of $1.6 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. From this starting universe, the Index is comprised of the top 50% of companies with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2% and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Industrials, and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the 500 largest companies ranked by market capitalization in the WisdomTree U.S. Total Market Index, which is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies in the Index must conduct their Primary Business Activities and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $1.7 billion to $16.5 billion, with an average market capitalization of $6.6 billion. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies in the Index must conduct their Primary Business Activities and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Consumer Discretionary, and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2025, the Index had a market capitalization range from $44.9 million to $5.6 billion, with an average market capitalization of $1.3 billion. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies must conduct their Primary Business Activities and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Consumer Discretionary, and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Index is generally comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors (value and quality measures) and two technical factors (momentum and correlation). To be eligible for inclusion in the Index, a company must meet the following key criteria as of the quarterly screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) list shares on a U.S. stock exchange and conduct its Primary Business Activities in the United States; and (iii) have a median daily dollar trading volume of at least $1,000,000 for each of the preceding three months. Only common stocks, real estate investment trusts (“REITs”), tracking stocks and holding companies are eligible for inclusion in the Index. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The top 800 companies by market capitalization that meet the foregoing criteria (the “Starting Universe”) are assigned a score for each of the following, equally-weighted factors:

■	Value – determined by fundamental valuation ratios, e.g., price-to-book, price-to-sales, price-to-earnings

■	Quality – determined by static observations and trends of these ratios over time, e.g., return on equity, return on assets
■	Momentum – determined by a stock’s risk adjusted returns over multiple periods of time
■	Low Correlation – incorporates diversification potential of stocks that are less correlated to the market over historical periods

The score for each factor is used to calculate a company’s overall factor score. Companies from the Starting Universe are ranked by their overall factor score, and the top twenty-five percent (25%) (i.e., 200 out of 800 companies) are selected for inclusion in the Index. Companies are weighted in the Index by a combination of their overall factor score and their inverse volatility over the prior 12 months, subject to certain weighting considerations set forth below. For the inverse volatility weighting constituent, the Index methodology determines each company’s volatility (or risk) as measured by standard deviation over the past 12 months, which reflects the average amount a company’s stock price has differed from the mean over that period. Companies with higher overall factor scores and lower volatility (or risk) receive higher weights in the Index and companies with lower overall factor scores and higher volatility (or risk) receive lower weights in the Index.

The Index is reconstituted and rebalanced quarterly. On the Index’s quarterly rebalance date, the maximum weight of any security in the Index is capped at 4% and the sectors are weighted the same as the sector weights in the Starting Universe (i.e., sector neutral). The Index also may adjust the weight of individual constituents on the quarterly screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector in the Index may fluctuate from the sector neutral weighting, and the weight of an individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2025, the Index concentrates in companies in the Software & Services group of industries.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2025, the Index concentrates in companies in the Software & Services group of industries.